UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORMABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2009	to	December 31, 2011

Hyundai ABS Funding Corporation1

(Exact name of securitizer as specified on its charter)

Date of Report (Date of earliest event reported)	February 10, 2012

Commission File Number of securitizer:	333-168518

Central Index Key Number of securitizer:	0001260125

Weni Gieseking, (949) 732-2974
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

____________________________

1Hyundai ABS Funding Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities where it is the depositor and outstanding during the reporting period, including asset-backed securities registered by the following affiliated registrants: (i) Hyundai Auto Receivables Trust 2008-A (Commission File Number 333-144832-02; Central Index Key Number 0001437072; (ii) Hyundai Auto Receivables Trust 2009-A (Commission File Number 333-144832-03; Central Index Key Number 0001470431; (iii) Hyundai Auto Receivables Trust 2010-A (Commission File Number 333-144832-04; Central Index Key Number 0001490470; (iv) Hyundai Auto Receivables Trust 2010-B (Commission File Number 333-144832-05; Central Index Key Number 0001498673; (v) Hyundai Auto Receivables Trust 2011-A (Commission File Number 333-168518-01; Central Index Key Number 0001509333; (vi) Hyundai Auto Receivables Trust 2011-B (Commission File Number 333-168518-02; Central Index Key Number 0001518727; and (vii) Hyundai Auto Receivables Trust 2011-C (Commission File Number 333-168518-03; Central Index Key Number 0001529980.

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(1), Hyundai ABS Funding Corporation has indicated by check mark that there is no activity to report for the initial period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 10, 2012

HYUNDAI ABS FUNDING CORPORATION
(Securitizer)

By: /s/ Min Sok Randy Park
Name: Min Sok Randy Park
Title: President and Secretary and senior officer in charge of securitization